Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments required under our operating lease arrangements	The following table summarizes the future minimum rental payments required under our operating lease arrangements as of December 31, 2021.

2022	$6,401
2023	6,256
2024	5,844
2025	5,329
2026	5,196
Thereafter	16,954

Total	$45,980